RESTRUCTURING ACTIVITIES	12 Months Ended
Dec. 31, 2022
Restructuring and Related Activities [Abstract]
RESTRUCTURING ACTIVITIES

7.	RESTRUCTURING ACTIVITIES

In June 2022, as part of a strategic review of our operations, the Company announced a cost reduction and restructuring program (the “2022 restructuring program”). The 2022 restructuring program was primarily comprised of entering into severance and termination agreements with employees. Formal announcements to the relevant employees were made in June and July 2022 and activities were ongoing throughout the third and fourth quarter of 2022. All restructuring activities had been completed by December 31, 2022.

Restructuring costs are presented separately on the consolidated statements of operations.

The following table presents the restructuring costs recognized by the Company under the 2022 restructuring program during both twelve months ended December 31, 2022. The Company did not incur any costs under the 2022 restructuring program during the twelve months ended December 31, 2021.

2022
Severance costs	$1,262
Other	17
Total restructuring costs	$1,279

The following table represents the restructuring liabilities, which are presented within other accrued expenses in the consolidated balance sheet:

2022
Balance, December 31, 2021	$-
Current period charges	1,279
Payments	(1,048)
Balance, December 31, 2022	$231